UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08415

EVERGREEN FIXED INCOME TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30, 6/30

Date of reporting period:  7/1/2006 - 6/30/2007

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Fixed Income Trust (the
"Registrant"):

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Plus Bond Fund (formerly Evergreen Diversified Bond Fund) Evergreen Diversified Income Builder Fund (formerly Evergreen Strategic Income Fund)
	Evergreen High Yield Bond Fund
	Evergreen Institutional Mortgage Portfolio
	Evergreen U.S. Government Fund

Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
	Evergreen Ultra Short Opportunities Fund

None of the following series of the Registrant held securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, they have no proxy votes to report.

	Evergreen Core Plus Bond Fund (formerly Evergreen Diversified Bond Fund) Evergreen Diversified Income Builder Fund (formerly Evergreen Strategic Income Fund)
	Evergreen Institutional Mortgage Portfolio
	Evergreen U.S. Government Fund
	Evergreen Ultra Short Opportunities Fund

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08415
Reporting Period: 07/01/2006 - 06/30/2007
Evergreen Fixed Income Trust


======================== EVERGREEN HIGH YIELD BOND FUND ========================


CHARTER COMMUNICATIONS, INC.

Ticker:       CHTR           Security ID:  16117M107
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert P. May              For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

COMCAST CORP.

Ticker:       CMCSA          Security ID:  20030N101
Meeting Date: MAY 23, 2007   Meeting Type: Annual
Record Date:  MAR 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director S. Decker Anstrom          For       For        Management
1.2   Elect Director Kenneth J. Bacon           For       For        Management
1.3   Elect Director Sheldon M. Bonovitz        For       For        Management
1.4   Elect Director Edward D. Breen            For       For        Management
1.5   Elect Director Julian A. Brodsky          For       For        Management
1.6   Elect Director Joseph J. Collins          For       For        Management
1.7   Elect Director J. Michael Cook            For       For        Management
1.8   Elect Director Jeffrey A. Honickman       For       For        Management
1.9   Elect Director Brian L. Roberts           For       For        Management
1.10  Elect Director Ralph J. Roberts           For       For        Management
1.11  Elect Director Judith Rodin               For       For        Management
1.12  Elect Director Michael I. Sovern          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Prohibit Executive Stock-Based Awards     Against   Against    Shareholder
4     Separate Chairman and CEO Positions       Against   For        Shareholder
5     Prepare Sustainability Report             Against   For        Shareholder
6     Company-Specific -- Adopt                 Against   For        Shareholder
      Recapitalization Plan
7     Advisory Vote to Ratify Named Executive   Against   Against    Shareholder
      Officers' Compensation
8     Report on Pay Disparity                   Against   Against    Shareholder
9     Report on Political Contributions         Against   Against    Shareholder


--------------------------------------------------------------------------------

MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100
Meeting Date: MAY 8, 2007    Meeting Type: Annual
Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Thomas W. Cason            For       For        Management
1.2   Elect Director A.D. (Pete) Correll        For       For        Management
1.3   Elect Director Terry G. Dallas            For       For        Management
1.4   Elect Director Thomas H. Johnson          For       For        Management
1.5   Elect Director John T. Miller             For       For        Management
1.6   Elect Director Edward R. Muller           For       For        Management
1.7   Elect Director Robert C. Murray           For       For        Management
1.8   Elect Director John M. Quain              For       For        Management
1.9   Elect Director William L. Thacker         For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

SMURFIT - STONE CONTAINER CORP.

Ticker:       SSCC           Security ID:  832727101
Meeting Date: MAY 9, 2007    Meeting Type: Annual
Record Date:  MAR 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James R. Boris             For       For        Management
1.2   Elect Director Connie K. Duckworth        For       For        Management
1.3   Elect Director Alan E. Goldberg           For       Withhold   Management
1.4   Elect Director William T. Lynch, Jr.      For       For        Management
1.5   Elect Director Patrick J. Moore           For       For        Management
1.6   Elect Director James J. O'Connor          For       For        Management
1.7   Elect Director Jerry K. Pearlman          For       For        Management
1.8   Elect Director Thomas A. Reynolds, III    For       For        Management
1.9   Elect Director Eugene C. Sit              For       For        Management
1.10  Elect Director William D. Smithburg       For       For        Management
2     Ratify Auditors                           For       For        Management



========== END NPX REPORT
                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
	            		    (Chief Executive Officer)

Date:  August 28, 2007
     --------------------------